Organization and Nature of Operations (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	3 Months Ended		11 Months Ended	12 Months Ended
	Oct. 31, 2018	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017
Subsidiary, Sale of Stock [Line Items]
Proceeds from issuance, initial public offering		$ 0	$ 0	$ 0	$ 357,188	$ 0
Conversion price (in dollars per share)	$ 19.00
Wilmington Trust | Second Lien Term Loan due Feb 2025 | Secured Debt
Subsidiary, Sale of Stock [Line Items]
Repayments of debt	$ 315,000
IPO
Subsidiary, Sale of Stock [Line Items]
Proceeds from issuance, initial public offering	375,000
Proceeds from offering, net	$ 353,000
Common Stock | IPO
Subsidiary, Sale of Stock [Line Items]
Number of shares issued (in shares)	25,000,000
Stock issue price (in dollars per share)	$ 15